UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-06260

The Quaker Investment Trust

309 Technology drive
Malvern, pa 19355
(Address of principal executive offices) (Zip code)

quaker investment trust
309 technology drive
malvern, pa 19355
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-220-8888

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

Schedule of Investments

Quaker Akros Absolute Return Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 30.50%

Basic Materials - 1.57%
Mining - 1.57%
Polymet Mining Corp. (a)	40,000	$46,400
Taseko Mines Ltd. (a)	20,000	70,400
		116,800
Total Basic Materials (Cost: $189,120)		116,800
Communications - 2.10%
Telecommunications - 2.10%
CenturyLink, Inc.	1,000	38,650
Nokia OYJ ADR	11,000	60,390
Sprint Nextel Corp. (a)	20,000	57,000
		156,040
Total Communications (Cost: $235,810)		156,040
Consumer, Cyclical - 0.00%
Leisure Time - 0.00%
TableMAX Corp. (a)(b)(c)	13,911	8
Total Consumer, Cyclical (Cost: $24,344)		8
Consumer, Non-cyclical - 1.77%
Food - 1.77%
Nash Finch Co.	2,000	56,840
SUPERVALU, Inc.	13,000	74,230
		131,070
Total Consumer, Non-cyclical (Cost: $143,603)		131,070
Diversified - 5.63%
Holding Companies-Diversified - 5.63%
Cazador Acquisition Corp. Ltd. (a)(c)	9,000	90,450
Nautilus Marine Acquisition Corp. (a)(c)	10,000	97,900
Prime Acquisition Corp. (a)(b)(c)	15,000	150,150
Selway Capital Acquisition Corp. Class U (a)(b)(c)	8,000	79,280
		417,780
Total Diversified (Cost: $416,577)		417,780
Energy - 2.64%
Coal - 0.55%
Peabody Energy Corp.	1,400	40,544
Oil & Gas - 2.09%
Birchcliff Energy Ltd. (a)	4,000	29,112
EnCana Corp.	2,000	39,300
Total S.A. ADR	1,700	86,904
		155,316
Total Energy (Cost: $228,177)		195,860
Financial - 7.65%
Banks - 2.29%
Citigroup, Inc.	4,650	169,957
Diversified Financial Services - 3.14%
Investment Technology Group, Inc. (a)	14,000	167,440
Knight Capital Group, Inc. Class A (a)	5,100	65,637
		233,077
Savings & Loans - 2.22%
First Bancorp of Indiana, Inc. (c)	1,259	14,164
HF Financial Corp.	5,000	59,950
HopFed Bancorp, Inc.	10,200	90,270
		164,384
Total Financial (Cost: $648,060)		567,418
Healthcare - 3.61%
Biotechnology - 0.79%
InterMune, Inc. (a)	4,000	58,680
Healthcare-Services - 1.61%
Laboratory Corp. of America Holdings (a)	1,300	119,002
Pharmaceuticals - 1.21%
Ventrus Biosciences, Inc. (a)	9,000	89,730
Total Healthcare (Cost: $350,121)		267,412
Industrial - 1.33%
Transportation - 1.33%
Norfolk Southern Corp.	1,500	98,745
Total Industrial (Cost: $103,300)		98,745

Schedule of Investments

Quaker Akros Absolute Return Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks (continued)

Technology - 2.61%
Computers - 0.11%
Force 10 Networks, Inc. (a)(b)(c)	1	$8,113
Semiconductors - 2.50%
Lam Research Corp. (a)	2,000	89,240
Marvell Technology Group Ltd. (a)	6,100	95,953
		185,193
Total Technology (Cost: $183,747)		193,306
Utilities - 1.59%
Electric - 1.59%
Exelon Corp.	3,000	117,630
Total Utilities (Cost: $126,012)		117,630
Total Common Stocks
(Cost $2,648,871)		2,262,069
Preferred Stock- 1.42%

United States- 1.42%
FibroGen, Inc.(a)(b)(c)	15,000	105,000
Total United States (Cost $67,350)		105,000
Total Preferred Stock
(Cost $67,350)		105,000
Private Placements- 0.25%

United States (continued)- 0.25%
Alien Technology (a)(b)(c)	64	253
Alien Technology Series A (a)(b)(c)	4,688	18,517
		18,770
Total United States (Cost $123,609)		18,770
Total Private Placements
(Cost $123,609)		18,770
Exchange-Traded Fund - 0.90%

ProShares Short 20+ Year Treasury(a)	2,000	66,460
Total Exchange-Traded Fund
(Cost $73,167)		66,460
	Number of Shares	Fair Value
Warrants - 0.25%

Alien Technology Warrants Expiration:
December,2049(a)(b)(c)	5	0
Bionovo Warrants Expiration:
October,2014(a)(b)(c)	3,000	0
Cazador Acquisition Corp. Ltd. Warrants Expiration:
October,2015(a)(c)	18,000	5,580
FlatWorld Acquisition Corp. Warrants Expiration:
September,2012(a)(b)(c)	35,000	10,500
Nautilus Marine Acquisition Corp. Warrants Expiration:
July,2016(a)(b)(c)	10,000	2,500
Total Warrants
(Cost $19,800)		18,580
	Par Value	Fair Value
Corporate Bonds - 12.46%

Energy - 0.98%
Oil & Gas - 0.98%
ATP Oil & Gas Corp. 11.88%, 05/01/2015	100,000	73,000
Total Energy (Cost: $102,436)		73,000
Financial - 11.48%
Banks - 11.48%
Goldman Sachs Group, Inc. 4.50%, 02/18/2021(d)	450,000	404,415
Morgan Stanley 4.50%, 02/11/2020(d)	450,000	446,906
		851,321
Total Financial (Cost: $898,030)		851,321
Total Corporate Bonds

Schedule of Investments

Quaker Akros Absolute Return Fund
March 31, 2012 (unaudited)

	Par Value	Fair Value
Corporate Bonds (continued)

Financial (continued)
Banks (continued)
(Cost $1,000,466)		924,321
	Number of Contracts	Fair Value
Option- 0.02%
SUPERVALU, Inc. Expiration: July, 2012 Exercise Price: $8.00	140	1,400
Total United States (Cost $5,013)		1,400
Total Option
(Cost $5,013)		1,400
Short-Term Investment - 18.30%

Time Deposit - 18.30%
Citibank 0.03%, 03/30/2012(e)	$1,356,814	$1,356,814
Total Short-Term Investment
(Cost $1,356,814)		1,356,814

Total Investments
(Cost $5,295,090) - 64.10%		4,753,414
Other Assets in Excess of Liabilities, Net - 35.90%		2,661,993
Total Net Assets - 100.00%		$7,415,407

Schedule of Securities Sold Short	Number of Shares	Fair Value
Common Stocks - 12.41%

Boston Beer Co., Inc. Class A (a)	700	$74,753
Canadian Pacific Railway Ltd.	1,400	106,330
Estee Lauder Companies Class A	1,600	99,104
International Bancshares Corp.	2,000	42,300
Kroger Co.	2,000	48,460
Morgan Stanley	2,000	39,280
PrivateBancorp, Inc.	3,000	45,510
Quest Diagnostics, Inc.	2,000	122,300
Salesforce.com, Inc. (a)	400	61,804
Sherwin-Williams Co.	1,000	108,670
Taylor Capital Group, Inc. (a)	4,000	57,400
Verizon Communications, Inc.	3,000	114,690
Total Common Stocks		920,601

Exchange-Traded Funds - 7.25%

Market Vectors Coal ETF	1,400	44,632
SPDR S&P Homebuilders ETF	4,000	85,320
SPDR S&P Regional Banking ETF	6,000	170,820
SPDR S&P Retail ETF	3,000	183,960
SPDR S&P Semiconductor ETF	1,000	52,500
Total Exchange-Traded Funds		537,232
Total Securities Sold Short (Proceeds: $1,309,017)		$1,457,833

	Number of Contracts	Fair Value
Call Options Written - 0.09%

Citigroup, Inc. Expiration: April, 2012 Exercise Price: $40.00	20	$320
InterMune, Inc. Expiration: April, 2012 Exercise Price: $18.00	20	360
InterMune, Inc. Expiration: April, 2012 Exercise Price: $19.00	20	280
Lam Research Corp. Expiration: April, 2012 Exercise Price: $45.00	20	2,100

Schedule of Investments

Quaker Akros Absolute Return Fund
March 31, 2012 (unaudited)

	Number of Contracts	Fair Value
Call Options Written - 0.09% (continued)
Marvell Technology Group Ltd. Expiration: May, 2012 Exercise Price: $19.00	41	$246
SUPERVALU, Inc. Expiration: July, 2012 Exercise Price: $5.00	105	3,675
Total Options Written (Premiums Received $8,156)		$6,981

	Number of Contracts Sold	Settlement Month	Unrealized Appreciation/ (Depreciation)
Futures
NASDAQ 100 EMINI June Futures	2	June, 2012	(2,030)
S&P 500 EMINI FUT June Futures	24	June, 2012	(19,800)
Total Futures Contracts Sold			(21,830)

ADR	-	American Depositary Receipt
ETF	-	Exchange-Traded Fund

(a)	Non-income producing security.
(b)	Indicates an illiquid security. Total market value for illiquid securities is $371,821, representing 5.01% of net assets.
(c)	Indicates a fair valued security. Total market value for fair valued securities is $582,415, representing 7.85% of net assets.
(d)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Capital Opportunities Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 87.05%

Basic Materials- 2.70%
Chemicals -2.08%
Albemarle Corp.	600	$38,352
Dow Chemical Co.	1,050	36,372
PPG Industries, Inc.	325	31,135
		105,859
Mining -0.62%
Freeport-McMoRan Copper & Gold, Inc.	825	31,383
Total Basic Materials (Cost: $137,372)		137,242
Communications- 7.74%
Internet -1.20%
Google, Inc. Class A (a)	50	32,062
Symantec Corp. (a)	1,550	28,985
		61,047
Media -2.13%
CBS Corp. Class B	2,250	76,298
News Corp. Class B	1,625	32,467
		108,765
Telecommunications -4.41%
AT&T, Inc.	1,075	33,572
CenturyLink, Inc.	700	27,055
Cisco Systems, Inc.	3,250	68,738
JDS Uniphase Corp. (a)	1,600	23,184
Qualcomm, Inc.	550	37,411
Verizon Communications, Inc.	900	34,407
		224,367
Total Communications (Cost: $366,063)		394,179
Consumer, Cyclical- 12.64%
Airlines -0.55%
Delta Air Lines, Inc. (a)	450	4,459
Southwest Airlines Co.	2,875	23,690
		28,149
Auto Manufacturers -2.72%
Ford Motor Co.	8,650	108,039
Navistar International Corp. (a)	750	30,337
		138,376
Auto Parts & Equipment -0.53%
Johnson Controls, Inc.	825	26,796
Home Builders -1.49%
DR Horton, Inc.	1,925	29,202
KB Home (b)	2,300	20,470
Pulte Group, Inc. (a)	2,975	26,329
		76,001
Housewares -0.31%
Toro Co.	225	16,000
Leisure Time -0.65%
Harley-Davidson, Inc.	325	15,951
Royal Caribbean Cruises Ltd.	575	16,922
		32,873
Retail -5.70%
Brinker International, Inc.	1,200	33,060
CVS Caremark Corp.	800	35,840
Foot Locker, Inc.	1,100	34,155
Home Depot, Inc.	2,075	104,393
Macy's, Inc.	775	30,791
McDonald's Corp.	300	29,430
Tractor Supply Co.	250	22,640
		290,309
Toys/Games/Hobbies -0.69%
Hasbro, Inc.	950	34,884
Total Consumer, Cyclical (Cost: $595,488)		643,388
Consumer, Non-cyclical- 5.02%
Agriculture -1.18%
Lorillard, Inc.	225	29,133

Schedule of Investments

Quaker Capital Opportunities Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks (continued)

Consumer, Non-cyclical (continued)
Agriculture (continued)
Philip Morris International, Inc.	350	$31,013
		60,146
Beverages -1.24%
Coca-Cola Co.	850	62,909
Cosmetics & Personal Care -0.50%
Procter & Gamble Co.	375	25,204
Food -2.10%
ConAgra Foods, Inc.	1,250	32,825
Corn Products International, Inc.	775	44,679
General Mills, Inc.	750	29,587
		107,091
Total Consumer, Non-cyclical (Cost: $243,176)		255,350
Energy- 10.78%
Coal -0.90%
Walter Energy, Inc.	775	45,888
Oil & Gas -8.64%
Apache Corp.	375	37,665
Atwood Oceanics, Inc. (a)	350	15,712
Chevron Corp.	650	69,706
Concho Resources, Inc. (a)	350	35,728
ConocoPhillips	625	47,506
Denbury Resources, Inc. (a)	1,400	25,522
Exxon Mobil Corp.	800	69,384
Hess Corp.	600	35,370
Marathon Oil Corp.	700	22,190
Occidental Petroleum Corp.	270	25,712
Patterson-UTI Energy, Inc.	1,050	18,154
Valero Energy Corp.	975	25,126
Whiting Petroleum Corp. (a)	225	12,218
		439,993
Oil & Gas Services -0.64%
CARBO Ceramics, Inc. (b)	100	10,545
National Oilwell Varco, Inc.	275	21,854
		32,399
Pipelines -0.60%
Oneok, Inc.	375	30,622
Total Energy (Cost: $593,870)		548,902
Financial- 16.14%
Banks -9.30%
Bank of America Corp.	6,325	60,530
Bank of New York Mellon Corp.	1,625	39,211
Citigroup, Inc.	850	31,068
Fifth Third Bancorp	2,575	36,179
First Republic Bank (a)	800	26,352
Fulton Financial Corp.	2,050	21,525
Goldman Sachs Group, Inc.	350	43,529
JPMorgan Chase & Co.	1,925	88,512
State Street Corp.	350	15,925
US Bancorp	2,150	68,112
Wells Fargo & Co.	1,250	42,675
		473,618
Diversified Financial Services -3.49%
Affiliated Managers Group, Inc. (a)	375	41,929
American Express Co.	575	33,269
BlackRock, Inc. Class A	175	35,857
Discover Financial Services	1,100	36,674
Invesco Ltd.	1,125	30,004
		177,733
Insurance -3.35%
Allstate Corp.	500	16,460
Hartford Financial Services Group, Inc.	850	17,918
Lincoln National Corp.	1,300	34,268
MetLife, Inc.	775	28,946

Schedule of Investments

Quaker Capital Opportunities Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks (continued)

Financial (continued)
Insurance (continued)
Prudential Financial, Inc.	1,150	$72,899
		170,491
Total Financial (Cost: $747,468)		821,842
Healthcare- 9.16%
Healthcare-Products -1.94%
Baxter International, Inc.	625	37,363
Becton Dickinson & Co.	350	27,178
St. Jude Medical, Inc.	775	34,340
		98,881
Healthcare-Services -2.56%
Aetna, Inc.	1,025	51,414
Cigna Corp.	1,000	49,250
UnitedHealth Group, Inc.	500	29,470
		130,134
Pharmaceuticals -4.66%
AmerisourceBergen Corp. Class A	875	34,720
Cardinal Health, Inc.	725	31,255
Eli Lilly & Co.	800	32,216
Merck & Co., Inc.	600	23,040
Mylan, Inc. (a)	700	16,415
Pfizer, Inc.	3,075	69,679
Watson Pharmaceuticals, Inc. (a)	450	30,177
		237,502
Total Healthcare (Cost: $439,749)		466,517
Industrial- 13.38%
Aerospace & Defense -1.22%
Northrop Grumman Corp.	575	35,121
United Technologies Corp.	325	26,956
		62,077
Electrical Components & Equipment -0.32%
GrafTech International Ltd. (a)	1,350	16,119
Electronics -2.41%
Arrow Electronics, Inc. (a)	1,200	50,364
Avnet, Inc. (a)	900	32,751
Gentex Corp.	1,025	25,112
Koninklijke Philips Electronics NV ADR Class NY	725	14,754
		122,981
Hand & Machine Tools -1.16%
Lincoln Electric Holdings, Inc.	1,300	58,916
Machinery-Construction & Mining -1.41%
Caterpillar, Inc.	675	71,901
Machinery-Diversified -1.30%
Cummins, Inc.	200	24,008
IDEX Corp.	1,000	42,130
		66,138
Metal Fabricate & Hardware -0.87%
Timken Co.	875	44,397
Miscellaneous Manufacturing -3.05%
Donaldson Co., Inc.	1,100	39,303
Dover Corp.	325	20,455
Eaton Corp.	700	34,881
General Electric Co.	1,125	22,579
Parker Hannifin Corp.	450	38,048
		155,266
Packaging & Containers -0.40%
Rock-Tenn Co. Class A	300	20,268
Transportation -1.24%
Norfolk Southern Corp.	550	36,206
Union Pacific Corp.	250	26,870
		63,076
Total Industrial (Cost: $658,851)		681,139

Schedule of Investments

Quaker Capital Opportunities Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks (continued)

Technology- 7.69%
Computers -3.41%
Apple, Inc. (a)	140	$83,926
Mentor Graphics Corp. (a)	1,900	28,234
Microsoft Corp.	1,900	61,275
		173,435
Semiconductors -3.60%
Applied Materials, Inc.	2,550	31,722
Intel Corp.	2,500	70,275
KLA-Tencor Corp.	400	21,768
Micron Technology, Inc. (a)	7,375	59,737
		183,502
Software -0.68%
Fiserv, Inc. (a)	500	34,695
Total Technology (Cost: $327,017)		391,632
Utilities- 1.80%
Electric -1.80%
American Electric Power Co., Inc.	825	31,829
Progress Energy, Inc.	600	31,866
Westar Energy, Inc.	1,000	27,930
		91,625
Total Utilities (Cost: $90,606)		91,625
Total Domestic Common Stocks
(Cost $4,199,660)		4,431,816

Foreign Common Stocks - 11.26%

Belgium - 0.36%
Beverages -0.36%
Anheuser-Busch InBev NV ADR	250	18,180
Total Belgium (Cost: $14,435)		18,180

Brazil - 0.35%
Oil & Gas -0.35%
Petroleo Brasileiro S.A. ADR	675	17,928
Total Brazil (Cost: $18,642)		17,928

Canada - 0.89%
Mining -0.89%
Barrick Gold Corp.	1,050	45,654
Total Canada (Cost: $50,581)		45,654

France - 0.08%
Telecommunications -0.08%
Alcatel-Lucent ADR(a)	1,725	3,916
Total France (Cost: $9,869)		3,916

Germany - 1.65%
Auto Manufacturers -0.30%
Daimler AG Registered Shares	250	15,127
Miscellaneous Manufacturing -0.49%
Siemens AG ADR	250	25,210
Software -0.86%
SAP AG ADR	625	43,638
Total Germany (Cost: $89,713)		83,975

Ireland - 0.13%
Insurance -0.13%
XL Group PLC Class A	300	6,507
Total Ireland (Cost: $6,563)		6,507

Japan - 2.15%
Auto Manufacturers -0.64%
Honda Motor Co. Ltd. ADR	850	32,665
Electrical Components & Equipment -0.70%
Hitachi Ltd. ADR	550	35,580

Schedule of Investments

Quaker Capital Opportunities Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Foreign Common Stocks (continued)

Japan (continued)
Electronics -0.36%
Kyocera Corp. ADR	200	$18,442
Home Furnishings -0.32%
Sony Corp. ADR	775	16,097
Telecommunications -0.13%
Nippon Telegraph & Telephone Corp. ADR	300	6,786
Total Japan (Cost: $113,283)		109,570

Luxembourg - 0.61%
Iron/Steel -0.25%
Aperam	50	925
ArcelorMittal	625	11,956
		12,881
Metal Fabricate & Hardware -0.36%
Tenaris S.A. ADR(b)	475	18,159
Total Luxembourg (Cost: $41,374)		31,040

Netherlands - 1.67%
Chemicals -0.30%
Akzo Nobel NV ADR	775	15,205
Engineering & Construction -0.51%
Chicago Bridge & Iron Co. NV Class NY	600	25,914
Food -0.75%
Unilever NV Class NY	1,125	38,284
Insurance -0.11%
ING Groep NV ADR(a)	700	5,824
Total Netherlands (Cost: $83,992)		85,227

Switzerland - 0.81%
Banks -0.38%
Credit Suisse Group AG ADR	675	19,244
Semiconductors -0.43%
STMicroelectronics NV Class NY	2,675	21,908
Total Switzerland (Cost: $52,704)		41,152

United Kingdom - 2.56%
Beverages -0.66%
Diageo PLC ADR	350	33,775
Lodging -0.28%
Intercontinental Hotels Group PLC ADR	600	13,932
Oil & Gas -0.29%
BP PLC ADR	325	14,625
Pharmaceuticals -0.57%
GlaxoSmithKline PLC ADR	650	29,191
Telecommunications -0.76%
BT Group PLC ADR	575	20,792
Vodafone Group PLC ADR	650	17,986
		38,778
Total United Kingdom (Cost: $120,414)		130,301
Total Foreign Common Stocks
(Cost $601,570)		573,450

Real Estate Investment Trust - 0.56%

Kimco Realty Corp.	1,475	28,409
Total Real Estate Investment Trust
(Cost $27,109)		28,409

Short-Term Investments - 2.14%

Investment Trust - 0.86%
Invesco AIM Liquid Assets Portfolio, 0.16%(c)(d)	43,968	43,968

Schedule of Investments

Quaker Capital Opportunities Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Short-Term Investments (continued)

Time Deposit - 1.28%
Bank of America 0.03%, 03/30/2012(d)	$65,043	$65,043
Total Short-Term Investments
(Cost $109,011)		109,011
Total Investments
(Cost $4,937,350) - 101.01%		5,142,686
Liabilities in Excess of Other Assets, Net (1.01)%		(51,477)
Total Net Assets - 100.00%		$5,091,209

ADR	-	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Event Arbitrage Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 51.74%

Basic Materials- 0.04%
Forest Products & Paper -0.04%
Wausau Paper Corp.	2,500	$23,450
Total Basic Materials (Cost: $24,137)		23,450
Communications- 11.27%
Internet -2.25%
30DC, Inc. (a)(b)(c)	50,000	7,185
ModusLink Global Solutions, Inc. (c)	120,262	649,415
Openwave Systems, Inc. (c)	256,625	582,539
		1,239,139
Media -1.86%
Comcast Corp. Class A	15,000	450,150
Liberty Global, Inc. Series C (c)	12,000	574,680
		1,024,830
Telecommunications -7.16%
Anaren, Inc. (c)	50,000	917,500
Extreme Networks (c)	209,290	801,581
Motorola Mobility Holdings, Inc. (c)	17,000	667,080
NII Holdings, Inc. (c)	36,000	659,160
Sycamore Networks, Inc. (c)	40,000	709,600
Telephone & Data Systems, Inc.	8,131	188,232
		3,943,153
Total Communications (Cost: $5,926,862)		6,207,122
Consumer, Cyclical- 10.49%
Distribution & Wholesale -1.10%
BlueLinx Holdings, Inc. (c)	227,920	601,709
Entertainment -0.55%
EDCI Holdings, Inc. (c)	59,000	303,850
Home Builders -2.07%
Lennar Corp. Class B	51,000	1,139,850
Leisure Time -1.28%
Ambassadors Group, Inc.	132,000	706,200
Lodging -0.00%
Trump Entertainment Resorts, Inc. (a)(b)(c)	8,949	0
Trump Entertainment Resorts, Inc. (a)(b)(c)	135	409
		409
Retail -4.00%
Abercrombie & Fitch Co. Class A	18,000	892,980
PEP Boys-Manny Moe & Jack	39,422	588,176
Regis Corp.	3,000	55,290
Syms Corp. (c)	61,450	666,733
		2,203,179
Toys/Games/Hobbies -1.49%
Jakks Pacific, Inc.	47,000	820,150
Total Consumer, Cyclical (Cost: $4,623,956)		5,775,347
Consumer, Non-cyclical- 3.35%
Commercial Services -2.09%
RSC Holdings, Inc. (c)	50,000	1,129,500
Weight Watchers International, Inc.	287	22,154
		1,151,654
Cosmetics & Personal Care -1.25%
CCA Industries, Inc.	145,992	686,162
Food -0.01%
Cagles, Inc. Class A (c)	6,700	6,700
Total Consumer, Non-cyclical (Cost: $1,871,928)		1,844,516
Diversified- 0.00%
Holding Companies-Diversified -0.00%
Stoneleigh Partners Acquisition Corp. (a)(b)(c)	400	0
Total Diversified (Cost: $0)		0
Energy- 1.22%
Coal -1.22%
Walter Energy, Inc.	11,300	669,073
Total Energy (Cost: $748,060)		669,073

Schedule of Investments

Quaker Event Arbitrage Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks (continued)

Financial- 7.96%
Banks -2.63%
Alliance Bancorp, Inc. of Pennsylvania	53,286	$612,789
First Intercontinental Bank (b)(c)	2,528	17,696
Franklin Financial Corp. (c)	7,600	102,068
Standard Financial Corp.	45,000	714,150
		1,446,703
Insurance -1.38%
Delphi Financial Group, Inc. Class A	17,000	761,090
Savings & Loans -3.95%
Colonial Financial Services, Inc. (c)	46,700	589,587
FedFirst Financial Corp.	25,000	343,750
Home Federal Bancorp, Inc.	23,000	327,750
SI Financial Group, Inc.	20,000	228,400
SP Bancorp, Inc. (c)	33,500	414,060
Wolverine Bancorp, Inc. (c)	17,300	271,610
		2,175,157
Total Financial (Cost: $4,267,874)		4,382,950
Healthcare- 4.76%
Biotechnology -1.71%
Cadus Corp. (c)	194,229	266,094
Maxygen, Inc. (c)	118,000	677,320
		943,414
Healthcare-Products -1.03%
SurModics, Inc. (c)	36,743	564,740
Healthcare-Services -1.21%
InSight Health Services Holdings Corp. (a)(c)	10,221	669,128
Pharmaceuticals -0.81%
INYX, Inc. (a)(b)(c)	167,850	168
Nabi Biopharmaceuticals (c)	239,805	446,037
		446,205
Total Healthcare (Cost: $2,624,291)		2,623,487
Industrial- 2.09%
Aerospace & Defense -1.89%
Goodrich Corp.	8,300	1,041,152
Building Materials -0.18%
U.S. Concrete, Inc. (c)	21,880	101,961
Environmental Control -0.02%
Strategic Enviromental & Energy Resources, Inc. (a)(b)(c)	43,000	9,920
Total Industrial (Cost: $1,277,759)		1,153,033
Technology- 10.56%
Computers -2.15%
Computer Horizons Corp. (b)(c)	65,000	3,315
Immersion Corp. (c)	92,198	503,401
Silicon Graphics International Corp. (c)	70,000	677,600
		1,184,316
Semiconductors -2.90%
DSP Group, Inc. (c)	136,522	909,237
MIPS Technologies, Inc. Class A (c)	126,000	685,440
		1,594,677
Software -5.51%
Contra Softbrands, Inc. (a)(b)(c)	5,000	0
Network-1 Security Solutions, Inc. (c)	235,000	316,075
Novell, Inc. (a)(b)(c)	160,000	976,000
Official Payments Holdings, Inc. Class B (c)	87,876	445,531
Progress Software Corp. (c)	33,500	791,270
Seachange International, Inc. (c)	65,005	505,739
		3,034,615
Total Technology (Cost: $6,263,084)		5,813,608
Total Domestic Common Stocks
(Cost $27,627,951)		28,492,586

Schedule of Investments

Quaker Event Arbitrage Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Foreign Common Stocks - 8.14%

Australia - 1.02%
Machinery-Construction & Mining -1.02%
Ludowici Ltd.	50,000	$560,940
Total Australia (Cost: $525,049)		560,940

Canada - 1.33%
Mining -1.33%
Agnico-Eagle Mines Ltd.	21,000	700,980
Sacre-Coeur Minerals Ltd. (b)(c)	109,000	15,845
Sacre-Coeur Minerals Ltd. (c)	118,444	17,217
		734,042
Total Canada (Cost: $901,244)		734,042

Germany - 0.01%
Holding Companies-Diversified -0.01%
KHD Humboldt Wedag International AG (a)(c)	1,014	8,249
Total Germany (Cost: $6,902)		8,249

Israel - 1.33%
Internet -1.33%
RADVision Ltd. (c)	62,600	733,046
Total Israel (Cost: $734,463)		733,046

Luxembourg - 0.65%
Electrical Components & Equipment -0.65%
3W Power S.A. (c)	62,128	356,285
Total Luxembourg (Cost: $351,460)		356,285

Netherlands - 1.08%
Building Materials -1.08%
Wavin NV (c)	42,568	593,255
Total Netherlands (Cost: $531,762)		593,255

Spain - 0.54%
Media -0.54%
Promotora de Informaciones S.A. Class B ADR	68,502	297,984
Total Spain (Cost: $638,529)		297,984

United Kingdom - 2.18%
Diversified Financial Services -1.15%
GlobeOp Financial Services S.A.	80,000	632,123
Mining -1.03%
Extract Resources Ltd. (c)	65,000	569,641
Total United Kingdom (Cost: $1,140,990)		1,201,764
Total Foreign Common Stocks
(Cost $4,830,399)		4,485,565

Preferred Stocks- 2.87%

United States- 2.87%
Ally Financial, Inc. , 700.00%	1,900	1,582,878
GeoMet, Inc. , 800.00%(c)	3	25
		1,582,903
Total United States (Cost $1,793,280)		1,582,903
Total Preferred Stocks
(Cost $1,793,280)		1,582,903

	Par Value	Fair Value
Corporate Bonds - 1.53%

Basic Materials - 0.05%
Forest Products & Paper - 0.05%
Catalyst Paper Corp. 7.38%, 03/01/2014(b)(d)	$750,000	11,250
NewPage Corp. 10.00%, 05/01/2012(d)	300,000	18,000
		29,250
Total Basic Materials (Cost: $821,113)		29,250

Schedule of Investments

Quaker Event Arbitrage Fund
March 31, 2012 (unaudited)

	Par Value	Fair Value
Corporate Bonds (continued)

Financial - 1.29%
Diversified Financial Services - 1.29%
Credit Suisse Securities USA LLC 11.10%, 01/23/2013	$500,000	$501,300
Lehman Brothers Holdings, Inc. 0.00%, 07/08/2014(d)	110,000	32,175
Lehman Brothers Holdings, Inc. 0.00%, 02/17/2015(d)	130,000	36,400
Lehman Brothers Holdings, Inc. 0.00%, 01/28/2020(d)	100,000	28,000
Lehman Brothers Holdings, Inc. 0.00%, 09/23/2020(b)(d)	100,000	27,000
Lehman Brothers Holdings, Inc. 0.00%, 02/14/2023(d)	200,000	56,000
Lehman Brothers Holdings, Inc. 5.50%, 02/27/2020(d)	100,000	29,250
		710,125
Venture Capital - 0.00%
Infinity Capital Group 7.00%, 12/31/2049(a)(b)	25,000	0
Total Financial (Cost: $660,400)		710,125
Industrial - 0.19%
Building Materials - 0.19%
U.S. Concrete, Inc. 9.50%, 08/31/2015	100,000	101,750
Total Industrial (Cost: $100,000)		101,750
Total Corporate Bonds
(Cost $1,581,513)		841,125

Real Estate Investment Trust - 1.54%

Cogdell Spencer, Inc.	200,000	848,000
Total Real Estate Investment Trust
(Cost $850,000)		848,000

	Number of Shares	Fair Value
Warrant - 0.00%

Sacre-Coeur Minerals Ltd. Expiration:(a)(b)(c)
March, 2013	54,500	0
Total Warrant
(Cost $0)		0
Par Value
Asset Backed Securities- 9.68%

United States- 9.68%
AFC Home Equity Loan Trust Class 1A Series 2000-2 0.63%, 06/25/2030(e)	19,910	12,068
Citigroup Mortgage Loan Trust, Inc. Class A Series 2007-SHL1 0.64%, 11/25/2046(e)	620,574	297,358
Countrywide Alternative Loan Trust Class 2A2A Series 2006-OC5 0.41%, 06/25/2036(e)	139,447	75,959
Countrywide Alternative Loan Trust Class A3 Series 2007-OA7 0.54%, 05/25/2047(e)	539,956	52,323
Countrywide Asset-Backed Certificates Class A2 Series 2006-IM1 0.48%, 04/25/2036(e)	1,009,320	499,939
Countrywide Asset-Backed Certificates Class M1 Series 2006-23 0.49%, 05/25/2037(e)	1,800,000	135,144
Countrywide Asset-Backed Certificates Class 2M2 Series 2007-11 0.56%, 06/25/2047(e)	2,200,000	53,491
Countrywide Asset-Backed Certificates Class M3 Series 2004-2 1.59%, 04/25/2034(e)	640,994	211,553
Countrywide Asset-Backed Certificates Class A3 Series 2006-S8 5.56%, 04/25/2036(e)	160,892	111,656
Countrywide Home Equity Loan Trust Class 2A Series 2006-E 0.38%, 07/15/2036(e)	473,194	304,781
Countrywide Home Equity Loan Trust Class 2A Series 2006-G 0.39%, 10/15/2036(e)	210,710	129,672
Countrywide Home Equity Loan Trust Class A Series 2007-E 0.39%, 06/15/2037(e)	800,333	506,258
Countrywide Home Equity Loan Trust Class 2A Series 2005-A 0.48%, 04/15/2035(e)	53,981	34,240
GSAMP Trust Class A1B Series 2007-H1 0.44%, 01/25/2047(e)	500,000	277,579
Morgan Stanley ABS Capital I Class A2C Series 2006-HE6 0.39%, 09/25/2036(e)	1,800,000	522,623

Schedule of Investments

Quaker Event Arbitrage Fund
March 31, 2012 (unaudited)

	Par Value	Fair Value
Asset Backed Securities (continued)

United States (continued)
Novastar Home Equity Loan Class A2B Series 2006-6 0.34%, 01/25/2037(e)	720,901	$346,309
Option One Mortgage Loan Trust Class 2A2 Series 2006-3 0.34%, 02/25/2037(e)	870,648	449,605
Provident Bank Home Equity Loan Trust Class A2 Series 2000-2 0.78%, 08/25/2031(e)	524,488	248,976
Provident Bank Home Equity Loan Trust Class A1 Series 2000-2 0.78%, 08/25/2031(e)	151,987	83,207
Residential Funding Mortgage Securities II Class AII Series 2007-HSA3 0.38%, 06/25/2037(e)	241,627	157,269
Structured Asset Investment Loan Trust Class M1 Series 2003-BC9 1.29%, 08/25/2033(e)	972,056	818,275
		5,328,285
Total United States (Cost $6,026,801)		5,328,285
Total Asset Backed Securities
(Cost $6,026,801)		5,328,285
Number of Shares
Rights- 0.10%

France- 0.09%
Sanofi (c)	37,500	50,625
Total France (Cost $54,095)		50,625
United States- 0.01%
Avigen, Inc. ESCROW (a)(b)(c)	30,000	3,900
Lev Pharmaceuticals, Inc. ESCROW (a)(b)(c)	15,000	0
Mirant Corp. ESCROW (a)(b)	20,000	0
Petrocorp, Inc. ESCROW (a)(b)(c)	200	0
		3,900
Total United States (Cost $0)		3,900
Total Rights
(Cost $54,095)		54,525

	Number of Contracts	Fair Value
Options- 0.53%
Comcast Corp. Expiration: April, 2012 Exercise Price: $22.00	150	$750
Energy Transfer Equity, L.P. Expiration: April, 2012 Exercise Price: $40.00	44	2,860
SPDR S&P 500 ETF Expiration: September, 2012 Exercise Price: $137.00	300	170,100
SPDR S&P 500 ETF Expiration: September, 2012 Exercise Price: $138.00	200	119,600
		293,310
Total United States (Cost $321,773)		293,310
Total Options
(Cost $321,773)		293,310
Number of Shares
Short-Term Investment - 10.77%

Time Deposit - 10.77%
Citibank 0.03%, 03/30/2012(f)	$5,928,370	5,928,370
Total Short-Term Investment
(Cost $5,928,370)		5,928,370
Total Investments
(Cost $49,014,182) - 86.90%		47,854,669
Other Assets in Excess of Liabilities, Net - 13.10%		7,212,419
Total Net Assets - 100.00%		$55,067,088

Schedule of Investments

Quaker Event Arbitrage Fund
March 31, 2012 (unaudited)

Schedule of Securities Sold Short	Number of Shares	Fair Value
Common Stocks - 5.07%

Lennar Corp. Class A	51,000	$1,386,180

Liberty Global, Inc. Class A (a)	11,000	$550,880
United Rentals, Inc. (a)	13,915	596,814
United States Cellular Corp. (a)	6,350	259,906
Total Common Stocks		2,793,780
Total Securities Sold Short (Proceeds: $1,907,035)		$2,793,780

Forward Currency Contracts
Quaker Event Arbitrage Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealised Gain (Loss)
Contracts to Sell:
Australian Dollar	1,500,000	Brown Brothers Harriman & Co.	57,390	4/2/12	57,390
Euro	430,000	Brown Brothers Harriman & Co.	3,031	4/12/12	(3,031)
					54,359

	Number of Contracts	Fair Value
Call Options Written - 2.27%

Abercrombie & Fitch Co. Expiration: April, 2012 Exercise Price: $40.00	180	$173,250
Agnico-Eagle Mines Ltd. Expiration: April, 2012 Exercise Price: $32.50	210	34,860
Ambassadors Group, Inc. Expiration: May, 2012 Exercise Price: $5.00	1,320	82,500
Anaren, Inc. Expiration: April, 2012 Exercise Price: $15.00	250	84,375
Anaren, Inc. Expiration: April, 2012 Exercise Price: $17.50	220	24,200
Comcast Corp. Expiration: April, 2012 Exercise Price: $22.00	150	112,500
DSP Group, Inc. Expiration: April, 2012 Exercise Price: $5.00	500	2,500
Energy Transfer Equity, L.P. Expiration: April, 2012 Exercise Price: $40.00	44	4,180
Jakks Pacific, Inc. Expiration: April, 2012 Exercise Price: $15.00	200	45,000
MIPS Technologies, Inc. Expiration: April, 2012 Exercise Price: $5.00	1,260	69,300
ModusLink Global Solutions, Inc. Expiration: April, 2012 Exercise Price: $5.00	500	2,500
NII Holdings, Inc. Expiration: April, 2012 Exercise Price: $18.00	360	36,000
Progress Software Corp. Expiration: April, 2012 Exercise Price: $22.50	335	51,925
Regis Corp. Expiration: April, 2012 Exercise Price: $15.00	500	2,500
Silicon Graphics International Corp. Expiration: April, 2012 Exercise Price: $8.00	700	122,500
SPDR S&P 500 ETF Expiration: September, 2012 Exercise Price: $152.00	200	29,100
SPDR S&P 500 ETF Expiration: September, 2012 Exercise Price: $151.00	300	49,200
SPDR S&P 500 ETF Expiration: September, 2012 Exercise Price: $133.00	200	92,000
SPDR S&P 500 ETF Expiration: September, 2012 Exercise Price: $131.00	300	116,400
Sycamore Networks, Inc. Expiration: April, 2012 Exercise Price: $17.50	400	32,000
Walter Energy, Inc. Expiration: April, 2012 Exercise Price: $52.50	113	84,750
Total Options Written (Premiums Received $1,270,601)		$1,251,540

ADR	-	American Depositary Receipt

(a)	Indicates a fair valued security. Total market value for fair valued securities is $1,674,960, representing 3.04% of net assets.
(b)	Indicates an illiquid security. Total market value for illiquid securities is $1,069,373, representing 1.94% of net assets.
(c)	Non-income producing security.
(d)	Defaulted Bond.
(e)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Global Tactical Allocation Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks- 93.74%

Belgium- 3.40%
Anheuser-Busch InBev NV ADR	5,340	$388,325
Total Belgium (Cost $287,250)		388,325
Bermuda- 1.73%
Arch Capital Group Ltd. (a)	5,300	197,372
Total Bermuda (Cost $187,313)		197,372
Canada- 4.43%
Cenovus Energy, Inc.	6,450	231,813
Imperial Oil Ltd.	3,100	140,709
Potash Corp. of Saskatchewan, Inc.	2,910	132,958
		505,480
Total Canada (Cost $491,632)		505,480
Denmark- 1.94%
Novo Nordisk ADR	1,600	221,936
Total Denmark (Cost $224,058)		221,936
France- 2.04%
Sanofi ADR	6,000	232,500
Total France (Cost $216,336)		232,500
Germany- 1.99%
Adidas AG ADR	5,800	226,606
Total Germany (Cost $193,280)		226,606
Ireland- 3.50%
Accenture PLC	3,550	228,975
Ingersoll-Rand PLC	4,140	171,189
		400,164
Total Ireland (Cost $355,324)		400,164
Israel- 2.10%
Check Point Software Technologies (a)	3,760	240,038
Total Israel (Cost $208,209)		240,038
Singapore- 1.54%
Avago Technologies Ltd.	4,500	175,365
Total Singapore (Cost $171,204)		175,365
Switzerland- 6.52%
ACE Ltd.	4,710	344,772
Credit Suisse Group AG ADR	6,000	171,060
Roche Holding AG ADR	5,270	228,997
		744,829
Total Switzerland (Cost $712,922)		744,829
United Kingdom- 5.22%
Diageo PLC ADR	1,870	180,455
Ensco International PLC ADR	4,350	230,246
Intercontinental Hotels Group PLC ADR	8,000	185,760
		596,461
Total United Kingdom (Cost $557,034)		596,461
United States- 59.33%
Anadarko Petroleum Corp.	2,240	175,482
Apple, Inc. (a)	570	341,698
Broadcom Corp. (a)	5,900	231,870
Capital One Financial Corp.	3,040	169,450
Charles Schwab Corp.	8,000	114,960
Chemtura Corp. (a)	9,000	152,820
Cigna Corp.	4,790	235,907
Citigroup, Inc.	6,270	229,169
Citrix Systems, Inc. (a)	3,310	261,192
CME Group, Inc.	590	170,705
Cummins, Inc.	1,860	223,274
Dunkin' Brands Group, Inc.	3,900	117,429
eBay, Inc. (a)	5,400	199,206
Exelis, Inc.	4,700	58,844
Google, Inc. (a)	310	198,784
Hospira, Inc. (a)	3,990	149,186
Las Vegas Sands Corp.	6,030	347,147
LinkedIn Corp. (a)	1,390	141,766
LSI Corp. (a)	16,880	146,518

Schedule of Investments

Quaker Global Tactical Allocation Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks (continued)

United States (continued)
Mead Johnson Nutrition Co.	4,160	$343,117
MetLife, Inc.	3,100	115,785
Microsoft Corp.	5,400	174,150
Monsanto Co.	4,350	346,956
Nike, Inc.	1,600	173,504
Occidental Petroleum Corp.	2,440	232,361
Owens-Illinois, Inc. (a)	7,390	172,483
QLIK Technologies, Inc. (a)	6,310	201,920
Qualcomm, Inc.	3,390	230,588
Starbucks Corp.	2,090	116,810
United Technologies Corp.	1,770	146,804
Verisk Analytics, Inc. (a)	6,330	297,320
Visa, Inc.	1,430	168,740
Xylem, Inc.	7,730	214,507
Yum! Brands, Inc.	2,460	175,103
		6,775,555
Total United States (Cost $6,209,290)		6,775,555
Total Common Stocks
(Cost $9,813,852)		10,704,631

Total Investments
(Cost $9,813,852) - 93.74%		10,704,631
Other Assets in Excess of Liabilities, Net - 6.26%		714,690
Total Net Assets - 100.00%	$11,419,321

Schedule of Securities Sold Short	Number of Shares	Fair Value
Exchange-Traded Funds - 5.96%

iShares MSCI Brazil Index Fund	5,260	$340,533
iShares MSCI Emerging Markets Index Fund	7,930	340,514
Total Exchange-Traded Funds		681,047
Total Securities Sold Short (Proceeds: $681,091)		$681,047

ADR	-	American Depositary Receipt

(a)	Non-income producing security.

Schedule of Investments

Quaker Mid-Cap Value Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 93.93%

Basic Materials - 6.90%
Chemicals - 5.13%
CF Industries Holdings, Inc.	616	$112,513
FMC Corp.	1,078	114,117
Valspar Corp.	4,980	240,484
		467,114
Iron & Steel Production - 1.77%
Steel Dynamics, Inc.	11,098	161,365
Total Basic Materials (Cost: $367,833)		628,479
Consumer, Cyclical - 10.55%
Apparel - 2.72%
Gildan Activewear, Inc.	8,983	247,482
Auto Manufacturers - 1.79%
Navistar International Corp. (a)	4,037	163,296
Home Furnishings - 2.48%
Harman International Industries, Inc.	4,816	225,437
Leisure Time - 2.06%
WMS Industries, Inc. (a)	7,922	187,989
Retail - 1.50%
Darden Restaurants, Inc.	2,674	136,802
Total Consumer, Cyclical (Cost: $813,709)		961,006
Consumer, Non-cyclical - 3.65%
Agriculture - 1.36%
Bunge Ltd.	1,804	123,466
Food - 2.29%
Hormel Foods Corp.	7,072	208,765
Total Consumer, Non-cyclical (Cost: $237,714)		332,231
Energy - 8.08%
Oil & Gas - 6.16%
Atwood Oceanics, Inc. (a)	3,976	178,482
Ultra Petroleum Corp. (a)	3,516	79,567
Valero Energy Corp.	6,835	176,138
Whiting Petroleum Corp. (a)	2,336	126,845
		561,032
Oil Equipment & Services - 1.92%
Oil States International, Inc. (a)	2,243	175,089
Total Energy (Cost: $596,610)		736,121
Financial - 22.97%
Banks - 10.10%
Comerica, Inc.	5,617	181,766
Huntington Bancshares, Inc.	34,290	221,170
Keycorp	21,270	180,795
Regions Financial Corp.	27,523	181,377
Zions Bancorporation	7,218	154,898
		920,006
Diversified Financial Services - 4.09%
Ameriprise Financial, Inc.	4,029	230,177
Invesco Ltd.	5,312	141,671
		371,848
Insurance - 8.78%
Allied World Assurance Co. Holdings Ltd.	3,335	229,015
Genworth Financial, Inc. Class A (a)	19,198	159,727
Reinsurance Group of America, Inc. Class A	3,066	182,335
Torchmark Corp.	4,579	228,263
		799,340
Total Financial (Cost: $1,579,818)		2,091,194
Healthcare - 10.09%
Healthcare-Products - 6.30%
Hospira, Inc. (a)	4,904	183,360
St. Jude Medical, Inc.	4,238	187,786
Zimmer Holdings, Inc.	3,153	202,675
		573,821

Schedule of Investments

Quaker Mid-Cap Value Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks (continued)

Healthcare (continued)
Pharmaceuticals - 3.79%
Forest Laboratories, Inc. (a)	4,530	$157,146
Mylan, Inc. (a)	7,989	187,342
		344,488
Total Healthcare (Cost: $735,830)		918,309
Industrial - 12.90%
Aerospace & Defense - 0.98%
L-3 Communications Holdings, Inc.	1,263	89,382
Electronics - 3.32%
Amphenol Corp. Class A	3,292	196,763
Waters Corp. (a)	1,138	105,447
		302,210
Hand & Machine Tools - 6.26%
Kennametal, Inc.	4,538	202,077
Lincoln Electric Holdings, Inc.	3,532	160,070
Regal-Beloit Corp.	3,168	207,663
		569,810
Machinery-Diversified - 2.34%
AGCO Corp. (a)	4,517	213,248
Total Industrial (Cost: $925,561)		1,174,650
Technology - 7.17%
Semiconductors - 7.17%
Applied Materials, Inc.	13,162	163,735
Marvell Technology Group Ltd. (a)	7,801	122,710
ON Semiconductor Corp. (a)	20,598	185,588
Skyworks Solutions, Inc. (a)	6,556	181,273
		653,306
Total Technology (Cost: $569,602)		653,306
Utilities - 11.62%
Electric - 5.03%
Northeast Utilities	4,254	157,909
Westar Energy, Inc.	5,458	152,442
Xcel Energy, Inc.	5,590	147,967
		458,318
Gas - 6.59%
Centerpoint Energy, Inc.	7,668	151,213
Energen Corp.	2,978	146,369
Questar Corp.	7,693	148,167
UGI Corp.	5,646	153,853
		599,602
Total Utilities (Cost: $903,025)		1,057,920
Total Common Stocks
(Cost $6,729,702)		8,553,216
Real Estate Investment Trusts - 4.31%

Boston Properties, Inc.	806	84,622
Camden Property Trust	1,251	82,253
Health Care REIT, Inc.	1,712	94,092
Host Hotels & Resorts, Inc.	8,039	132,000
		392,967
Total Real Estate Investment Trusts
(Cost $238,418)		392,967
Short-Term Investment - 1.70%

Time Deposit - 1.70%
Bank of America, 0.03%, 03/30/2012(b)	$154,775	154,775
Total Short-Term Investment
(Cost $154,775)		154,775

Total Investments
(Cost $7,122,895) - 99.94%		9,100,958
Other Assets in Excess of Liabilities, Net - 0.06%		5,072
Total Net Assets - 100.00%		$9,106,030

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Small-Cap Growth Tactical Allocation Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 76.78%

Basic Materials- 4.74%
Mining -4.74%
Comstock Mining, Inc. (a)	73,900	$144,844
Gold Resource Corp.	6,600	160,446
Revett Minerals, Inc. (a)	30,000	125,400
		430,690
Total Basic Materials (Cost: $450,196)		430,690
Communications- 4.40%
Internet -4.40%
InfoSpace, Inc. (a)	20,000	256,200
Network Engines, Inc. (a)	100,500	143,715
		399,915
Total Communications (Cost: $379,835)		399,915
Consumer, Cyclical- 8.71%
Entertainment -2.77%
Multimedia Games Holding Co., Inc. (a)	23,000	252,080
Retail -3.20%
Bebe Stores, Inc.	12,800	118,144
Kenneth Cole Productions, Inc. Class A (a)	10,700	172,270
		290,414
Toys/Games/Hobbies -2.74%
Leapfrog Enterprises, Inc. Class A (a)	29,800	249,128
Total Consumer, Cyclical (Cost: $759,337)		791,622
Consumer, Non-cyclical- 3.73%
Beverages -0.91%
Coffee Holding Co., Inc.	7,300	82,709
Commercial Services -2.82%
FleetCor Technologies, Inc. (a)	6,600	255,882
Total Consumer, Non-cyclical (Cost: $334,062)		338,591
Diversified- 2.00%
Holding Companies-Divers -2.00%
Primoris Services Corp.	11,300	181,478
Total Diversified (Cost: $180,854)		181,478
Energy- 6.47%
Oil & Gas -4.00%
GeoResources, Inc. (a)	6,900	225,906
Synergy Resources Corp. (a)	41,000	137,350
		363,256
Oil & Gas Services -2.47%
Mitcham Industries, Inc. (a)	10,000	224,600
Total Energy (Cost: $544,741)		587,856
Financial- 9.66%
Insurance -8.34%
Harleysville Group, Inc.	9,600	553,920
Homeowners Choice, Inc.	16,000	203,200
		757,120
Real Estate -1.32%
HFF, Inc. Class A (a)	7,300	120,231
Total Financial (Cost: $887,438)		877,351
Healthcare- 12.50%
Healthcare-Products -2.79%
Cynosure, Inc. Class A (a)	14,200	253,612
Pharmaceuticals -9.71%
Dusa Pharmaceuticals, Inc. (a)	21,500	134,590
Lifevantage Corp. (a)(b)	44,585	167,640
MAP Pharmaceuticals, Inc. (a)	6,900	99,084
Questcor Pharmaceuticals, Inc. (a)(b)	6,400	240,768
Spectrum Pharmaceuticals, Inc. (a)	19,000	239,970
		882,052
Total Healthcare (Cost: $1,030,627)		1,135,664
Industrial- 11.56%
Electrical Components & Equipment -2.75%
EnerSys (a)	7,200	249,480

Schedule of Investments

Quaker Small-Cap Growth Tactical Allocation Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks (continued)

Industrial (continued)
Environmental Control -1.05%
Perma-Fix Environmental Services (a)	60,000	$95,400
Machinery-Diversified -2.65%
Flow International Corp. (a)	60,000	241,200
Miscellaneous Manufacturing -5.11%
FreightCar America, Inc.	10,000	224,900
Sturm Ruger & Co.	4,875	239,362
		464,262
Total Industrial (Cost: $1,070,864)		1,050,342
Technology- 13.01%
Computers -7.98%
Cadence Design Systems, Inc. (a)	21,600	255,744
Insight Enterprises, Inc. (a)	11,200	245,616
OCZ Technology Group, Inc. (a)(b)	32,000	223,360
		724,720
Software -5.03%
Parametric Technology Corp. (a)	5,500	153,670
Taleo Corp. Class A (a)	6,600	303,138
		456,808
Total Technology (Cost: $1,194,474)		1,181,528
Total Domestic Common Stocks
(Cost $6,832,428)		6,975,037

Foreign Common Stocks - 11.22%

Canada - 4.45%
Mining -4.45%
Rubicon Minerals Corp. (a)(b)	50,000	163,000
Seabridge Gold, Inc. (a)	12,000	241,080
		404,080
Total Canada (Cost: $419,433)		404,080

China - 2.96%
Software -0.86%
hiSoft Technology International Ltd. ADR(a)	5,200	78,104
Telecommunications -2.10%
KongZhong Corp. ADR(a)	35,000	190,400
Total China (Cost: $269,043)		268,504

Ireland - 2.77%
Software -2.77%
Velti PLC (a)	18,600	252,030
Total Ireland (Cost: $243,914)		252,030

Taiwan - 1.04%
Semiconductors -1.04%
Himax Technologies, Inc. ADR	46,000	94,760
Total Taiwan (Cost: $80,546)		94,760
Total Foreign Common Stocks
(Cost $1,012,936)		1,019,374

Exchange-Traded Funds - 9.03%

Direxion Daily Small Cap Bear 3X Shares(a)(b)	24,000	424,560
ProShares UltraPro Short Russell2000(a)(b)	45,000	396,000
		820,560
Total Exchange-Traded Funds
(Cost $1,497,477)		820,560

Short-Term Investments - 16.30%

Investment Trust - 11.67%
Invesco AIM Liquid Assets Portfolio, 0.16%(c)(d)	1,060,599	1,060,599

Schedule of Investments

Quaker Small-Cap Growth Tactical Allocation Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Short-Term Investments (continued)

Time Deposit - 4.63%
Bank of America 0.03%, 03/30/2012(d)	$420,386	$420,386
Total Short-Term Investments
(Cost $1,480,985)		1,480,985
Total Investments
(Cost $10,823,826) - 113.33%		10,295,956
Liabilities in Excess of Other Assets, Net (13.33)%		(1,211,412)
Total Net Assets - 100.00%		$9,084,544

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Small-Cap Value Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 95.32%

Basic Materials - 6.52%
Chemicals - 3.09%
A. Schulman, Inc.	18,700	$505,274
Airgas, Inc.	4,700	418,159
Cytec Industries, Inc.	2,900	176,291
Valspar Corp.	3,800	183,502
		1,283,226
Forest Products & Paper - 3.06%
Buckeye Technologies, Inc.	6,000	203,820
Domtar Corp.	3,200	305,216
Neenah Paper, Inc.	8,900	264,686
Schweitzer-Mauduit International, Inc.	7,200	497,232
		1,270,954
Mining - 0.37%
Coeur d' Alene Mines Corp. (a)	6,400	151,936
Total Basic Materials (Cost: $2,304,985)		2,706,116
Communications - 6.73%
Advertising - 0.47%
Interpublic Group of Cos. Inc.	17,200	196,252
Internet - 1.02%
United Online, Inc.	86,300	422,007
Media - 0.76%
Scholastic Corp.	8,900	313,992
Telecommunications - 4.48%
Amdocs Ltd. (a)	15,100	476,858
Cbeyond, Inc. (a)	42,700	341,600
NeuStar, Inc. Class A (a)	11,100	413,475
Neutral Tandem, Inc. (a)	23,200	282,808
Plantronics, Inc.	8,600	346,236
		1,860,977
Total Communications (Cost: $2,531,134)		2,793,228
Consumer, Cyclical - 16.92%
Airlines - 0.47%
Alaska Air Group, Inc. (a)	5,400	193,428
Auto Manufacturers - 0.76%
Oshkosh Corp. (a)	13,600	315,112
Auto Parts & Equipment - 1.61%
Meritor, Inc. (a)	29,100	234,837
Standard Motor Products, Inc.	15,400	273,196
Tenneco, Inc. (a)	4,300	159,745
		667,778
Distribution & Wholesale - 1.49%
Ingram Micro, Inc. Class A (a)	8,600	159,616
Tech Data Corp. (a)	8,500	461,210
		620,826
Home Builders - 0.39%
Thor Industries, Inc.	5,100	160,956
Housewares - 1.28%
Toro Co.	7,500	533,325
Leisure Time - 1.28%
Arctic Cat, Inc. (a)	12,400	531,092
Lodging - 1.39%
Wyndham Worldwide Corp.	12,400	576,724
Retail - 7.78%
Advance Auto Parts, Inc.	2,000	177,140
Aeropostale, Inc. (a)	9,700	209,714
ANN, Inc. (a)	9,300	266,352
Asbury Automotive Group, Inc. (a)	7,900	213,300
Ascena Retail Group, Inc. (a)	4,600	203,872
Coinstar, Inc. (a)(b)	3,800	241,490
Copart, Inc. (a)	9,400	245,058
Ezcorp, Inc. Class A (a)	5,200	168,766

Schedule of Investments

Quaker Small-Cap Value Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks (continued)

Consumer, Cyclical (continued)
Retail (continued)
First Cash Financial Services, Inc. (a)	3,600	$154,404
Foot Locker, Inc.	5,300	164,565
HOT Topic, Inc.	16,800	170,520
Kirkland's, Inc. (a)	11,700	189,306
Lithia Motors, Inc. Class A	9,000	235,800
PetMed Express, Inc. (b)	29,400	363,972
PetSmart, Inc.	4,000	228,880
		3,233,139
Toys/Games/Hobbies - 0.47%
Leapfrog Enterprises, Inc. Class A (a)	23,500	196,460
Total Consumer, Cyclical (Cost: $5,922,479)		7,028,840
Consumer, Non-cyclical - 8.04%
Agriculture - 0.41%
The Andersons, Inc.	3,500	170,415
Beverages - 0.51%
Monster Beverage Corp. (a)	3,400	211,106
Commercial Services - 6.29%
Aaron's, Inc.	5,800	150,220
Advance America Cash Advance Centers, Inc.	22,500	236,025
Apollo Group, Inc. Class A (a)	3,800	146,832
Bridgepoint Education, Inc. (a)(b)	7,200	178,200
Capella Education Co. (a)	8,300	298,385
Grand Canyon Education, Inc. (a)	9,800	174,048
H&E Equipment Services, Inc. (a)	8,200	155,144
ITT Educational Services, Inc. (a)(b)	4,400	291,016
Net 1 UEPS Technologies, Inc. (a)	23,100	208,824
SAIC, Inc. (a)	17,800	234,960
Strayer Education, Inc. (b)	3,100	292,268
Team, Inc. (a)	8,000	247,600
		2,613,522
Food - 0.83%
Cal-Maine Foods, Inc. (b)	4,200	160,692
Dean Foods Co. (a)	15,300	185,283
		345,975
Total Consumer, Non-cyclical (Cost: $3,344,912)		3,341,018
Energy - 7.02%
Oil & Gas - 5.93%
Energy Partners Ltd. (a)	9,200	152,812
Gran Tierra Energy, Inc. (a)	64,300	404,447
Patterson-UTI Energy, Inc.	11,700	202,293
Sunoco, Inc.	12,200	465,430
Tesoro Corp. (a)	17,100	458,964
Unit Corp. (a)	4,900	209,524
Vaalco Energy, Inc. (a)	32,700	309,015
Western Refining, Inc.	13,800	259,716
		2,462,201
Oil & Gas Services - 1.09%
Matrix Service Co. (a)	14,800	207,348
Oceaneering International, Inc.	4,600	247,894
		455,242
Total Energy (Cost: $2,659,298)		2,917,443
Financial - 15.43%
Banks - 8.81%
Banco Latinoamericano de Exportaciones S.A. Class E	15,500	327,205
Boston Private Financial Holdings, Inc.	28,600	283,426
Cathay General Bancorp	11,000	194,700
Chemical Financial Corp.	9,100	213,304
Columbia Banking System, Inc.	7,700	175,406
East West Bancorp, Inc.	9,300	214,737
First Citizens BancShares, Inc. Class A	1,000	182,690

Schedule of Investments

Quaker Small-Cap Value Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks (continued)

Financial (continued)
Banks (continued)
Huntington Bancshares, Inc.	62,800	$405,060
International Bancshares Corp.	24,300	513,945
PacWest Bancorp	22,000	534,600
Regions Financial Corp.	63,500	418,465
SVB Financial Group (a)	3,000	193,020
		3,656,558
Diversified Financial Services - 2.46%
Calamos Asset Management, Inc. Class A	11,700	153,387
Duff & Phelps Corp. Class A	11,000	170,940
Interactive Brokers Group, Inc. Class A	28,000	476,000
The NASDAQ OMX Group, Inc. (a)	8,600	222,740
		1,023,067
Insurance - 3.12%
Amtrust Financial Services, Inc.	8,600	231,168
Assurant, Inc.	10,800	437,400
Maiden Holdings Ltd.	27,700	249,300
ProAssurance Corp.	4,300	378,873
		1,296,741
Real Estate - 1.04%
HFF, Inc. Class A (a)	10,600	174,582
Jones Lang LaSalle, Inc.	3,100	258,261
		432,843
Total Financial (Cost: $5,657,993)		6,409,209
Healthcare - 12.42%
Biotechnology - 2.61%
AMAG Pharmaceuticals, Inc. (a)	8,800	140,184
Myriad Genetics, Inc. (a)	21,100	499,226
PDL BioPharma, Inc. (b)	70,000	444,500
		1,083,910
Healthcare-Products - 1.88%
Cyberonics, Inc. (a)	7,200	274,536
Hill-Rom Holdings, Inc.	6,300	210,483
Thoratec Corp. (a)	8,800	296,648
		781,667
Healthcare-Services - 6.08%
Amedisys, Inc. (a)	11,500	166,290
Community Health Systems, Inc. (a)	15,200	338,048
Gentiva Health Services, Inc. (a)	20,900	182,666
Health Net, Inc. (a)	12,800	508,416
Magellan Health Services, Inc. (a)	10,000	488,100
Sun Healthcare Group, Inc. (a)	49,500	338,580
Triple-S Management Corp. Class B (a)	7,100	164,010
WellCare Health Plans, Inc. (a)	4,700	337,836
		2,523,946
Pharmaceuticals - 1.85%
Endo Pharmaceuticals Holdings, Inc. (a)	4,400	170,412
Herbalife Ltd.	2,900	199,578
Warner Chilcott PLC Class A (a)	23,600	396,716
		766,706
Total Healthcare (Cost: $4,341,509)		5,156,229
Industrial - 9.34%
Electrical Components & Equipment - 0.31%
Lihua International, Inc. (b)	22,400	128,800
Electronics - 1.01%
Avnet, Inc. (a)	5,700	207,423
Sanmina-SCI Corp. (a)	18,400	210,680
		418,103
Engineering & Construction - 2.59%
Dycom Industries, Inc. (a)	7,400	172,864
Foster Wheeler AG (a)	13,400	304,984
KBR, Inc.	12,200	433,710
URS Corp.	3,900	165,828
		1,077,386

Schedule of Investments

Quaker Small-Cap Value Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks (continued)

Industrial (continued)
Machinery-Diversified - 1.78%
Applied Industrial Technologies, Inc.	5,000	$205,650
DXP Enterprises, Inc. (a)	7,200	313,128
NACCO Industries, Inc. Class A	1,900	221,103
		739,881
Metal Fabricate & Hardware - 0.92%
Timken Co.	7,500	380,550
Miscellaneous Manufacturing - 0.96%
Barnes Group, Inc.	6,000	157,860
Smith & Wesson Holding Corp. (a)	31,300	242,575
		400,435
Transportation - 0.80%
RailAmerica, Inc. (a)	7,800	167,388
Swift Transportation Co. Class A (a)	14,200	163,868
		331,256
Trucking & Leasing - 0.97%
Amerco, Inc.	3,800	400,938
Total Industrial (Cost: $3,352,588)		3,877,349
Technology - 9.41%
Computers - 3.98%
Brocade Communications Systems, Inc. (a)	28,800	165,600
CACI International, Inc. Class A (a)(b)	8,100	504,549
Unisys Corp. (a)	27,100	534,412
Xyratex Ltd.	28,200	448,662
		1,653,223
Semiconductors - 2.91%
Amtech Systems, Inc. (a)	19,200	159,936
Kulicke & Soffa Industries, Inc. (a)	14,400	178,992
LSI Corp. (a)	60,400	524,272
Monolithic Power Systems, Inc. (a)	9,500	186,865
Silicon Laboratories, Inc. (a)	3,700	159,100
		1,209,165
Software - 2.52%
Actuate Corp. (a)	27,900	175,212
Fair Isaac Corp.	8,600	377,540
Quest Software, Inc. (a)	21,100	490,997
		1,043,749
Total Technology (Cost: $3,366,143)		3,906,137
Utilities - 3.49%
Electric - 3.49%
Alliant Energy Corp.	6,500	281,580
El Paso Electric Co.	8,900	289,161
NV Energy, Inc.	24,600	396,552
OGE Energy Corp.	3,100	165,850
Portland General Electric Co.	12,600	314,748
		1,447,891
Total Utilities (Cost: $1,154,524)		1,447,891
Total Common Stocks
(Cost $34,635,565)		39,583,460
Real Estate Investment Trusts - 4.38%

Agree Realty Corp.	6,800	153,544
CapitalSource, Inc.	39,400	260,040
Hospitality Properties Trust	13,200	349,404
National Health Investors, Inc.	10,400	507,312
PS Business Parks, Inc.	8,400	550,536
		1,820,836
Total Real Estate Investment Trusts
(Cost $1,588,799)		1,820,836
Short-Term Investments - 7.35%

Investment Trust - 5.11%
Invesco AIM Liquid Assets Portfolio, 0.16%(c)(d)	2,122,021	2,122,021

Schedule of Investments

Quaker Small-Cap Value Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Short-Term Investments (continued)

Time Deposit - 2.24%
Brown Brothers Harriman & Co., 0.03%, 03/30/2012(d)	$929,514	$929,514
Total Short-Term Investments
(Cost $3,051,535)		3,051,535

Total Investments
(Cost $39,275,899) - 107.05%		44,455,831
Liabilities in Excess of Other Assets, Net (7.05)%		(2,929,028)
Total Net Assets - 100.00%		$41,526,803

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Schedule of Investments

Quaker Strategic Growth Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 75.07%

Basic Materials- 5.55%
Chemicals -5.55%
Chemtura Corp. (a)	179,490	$3,047,740
Monsanto Co.	76,920	6,135,139
The Mosaic Co.	33,800	1,868,802
		11,051,681
Total Basic Materials (Cost: $10,138,869)		11,051,681
Communications- 7.22%
Internet -4.97%
eBay, Inc. (a)	94,600	3,489,794
Google, Inc. Class A (a)	6,130	3,930,801
LinkedIn Corp. Class A (a)	24,260	2,474,278
		9,894,873
Telecommunications -2.25%
Qualcomm, Inc.	65,850	4,479,117
Total Communications (Cost: $13,472,317)		14,373,990
Consumer, Cyclical- 12.67%
Apparel -1.50%
Nike, Inc. Class B	27,557	2,988,281
Leisure Time -1.73%
Carnival Corp.	107,560	3,450,525
Lodging -3.04%
Las Vegas Sands Corp.	104,924	6,040,475
Retail -6.40%
Dunkin' Brands Group, Inc.	68,800	2,071,568
Home Depot, Inc.	40,790	2,052,145
Starbucks Corp.	36,500	2,039,985
Walgreen Co.	88,740	2,971,902
Yum! Brands, Inc.	50,760	3,613,097
		12,748,697
Total Consumer, Cyclical (Cost: $20,349,382)		25,227,978
Consumer, Non-cyclical- 7.90%
Agriculture -1.81%
Philip Morris International, Inc.	40,690	3,605,541
Commercial Services -4.62%
Verisk Analytics, Inc. Class A (a)	111,230	5,224,473
Visa, Inc. Class A	33,680	3,974,240
		9,198,713
Cosmetics & Personal Care -1.47%
Colgate-Palmolive Co.	29,870	2,920,688
Total Consumer, Non-cyclical (Cost: $12,129,761)		15,724,942
Energy- 3.57%
Oil & Gas -3.57%
Anadarko Petroleum Corp.	38,990	3,054,477
Occidental Petroleum Corp.	42,620	4,058,702
		7,113,179
Total Energy (Cost: $6,780,606)		7,113,179
Financial- 9.21%
Banks -3.53%
Capital One Financial Corp.	53,570	2,985,992
Citigroup, Inc.	110,590	4,042,064
		7,028,056
Diversified Financial Services -2.69%
Charles Schwab Corp.	166,300	2,389,731
CME Group, Inc. Class A	10,260	2,968,526
		5,358,257
Insurance -2.99%
Marsh & McLennan Cos., Inc.	105,800	3,469,182
MetLife, Inc.	66,570	2,486,389
		5,955,571
Total Financial (Cost: $17,685,569)		18,341,884
Healthcare- 6.82%
Healthcare-Products -1.75%
Hospira, Inc. (a)	93,150	$3,482,878
Healthcare-Services -2.06%
Cigna Corp.	83,450	4,109,913
Pharmaceuticals -3.01%
Mead Johnson Nutrition Co. Class A	72,560	5,984,749
Total Healthcare (Cost: $10,673,711)		13,577,540
Industrial- 8.79%
Aerospace & Defense -2.08%
Exelis, Inc.	129,870	1,625,972
United Technologies Corp.	30,240	2,508,106
		4,134,078
Schedule of Investments
Quaker Strategic Growth Fund March 31, 2012 (unaudited)
	Number of Shares	Fair Value
Domestic Common Stocks (continued)
Machinery-Diversified -3.81%
Cummins, Inc.	32,590	3,912,104
Xylem, Inc.	132,570	3,678,817
		7,590,921
Packaging & Containers -1.62%
Owens-Illinois, Inc. (a)	138,290	3,227,689
Transportation -1.28%
Expeditors International of Washington, Inc.	54,700	2,544,097
Total Industrial (Cost: $17,055,302)		17,496,785
Technology- 13.34%
Computers -4.27%
Apple, Inc. (a)	10,760	6,450,297
EMC Corp. (a)	68,900	2,058,732
		8,509,029
Semiconductors -3.53%
Broadcom Corp. Class A (a)	102,170	4,015,281
LSI Corp. (a)	290,700	2,523,276
Micron Technology, Inc. (a)	60,400	489,240
		7,027,797
Software -5.54%
Citrix Systems, Inc. (a)	57,640	4,548,373
Microsoft Corp.	92,400	2,979,900
QLIK Technologies, Inc. (a)	109,440	3,502,080
		11,030,353
Total Technology (Cost: $22,877,313)		26,567,179
Total Domestic Common Stocks
(Cost $131,162,830)		149,475,158

Foreign Common Stocks - 19.66%

Belgium - 3.23%
Beverages -3.23%
Anheuser-Busch InBev NV ADR	88,340	6,424,085
Total Belgium (Cost: $4,603,271)		6,424,085

Bermuda - 1.55%
Insurance -1.55%
Arch Capital Group Ltd. (a)	83,000	3,090,920
Total Bermuda (Cost: $2,824,318)		3,090,920

Canada - 2.03%
Oil & Gas -2.03%
Cenovus Energy, Inc. (b)	112,380	4,038,937
Total Canada (Cost: $3,633,612)		4,038,937

Germany - 1.73%
Apparel -1.73%
Adidas AG ADR(b)	88,190	3,445,583
Total Germany (Cost: $2,884,371)		3,445,583

Ireland - 3.53%
Computers -2.01%
Accenture PLC Class A	61,900	3,992,550
Miscellaneous Manufacturing -1.52%
Ingersoll-Rand PLC	73,300	3,030,955
Total Ireland (Cost: $5,666,469)		7,023,505

Schedule of Investments

Quaker Strategic Growth Fund
March 31, 2012 (unaudited)

	Number of Shares	Fair Value
Foreign Common Stocks (continued)

Israel - 1.79%
Software -1.79%
Check Point Software Technologies (a)	55,960	$3,572,486
Total Israel (Cost: $2,906,373)		3,572,486

Switzerland - 3.02%
Insurance -3.02%
ACE Ltd.	82,320	6,025,824
Total Switzerland (Cost: $4,917,154)		6,025,824

United Kingdom - 2.78%
Beverages -0.77%
Diageo PLC ADR	15,810	1,525,665
Oil & Gas -2.01%
Ensco International PLC ADR	75,760	4,009,977
Total United Kingdom (Cost: $5,226,494)		5,535,642
Total Foreign Common Stocks
(Cost $32,662,062)		39,156,982

Short-Term Investments - 3.15%

Investment Trust - 2.11%
Invesco AIM Liquid Assets Portfolio, 0.16%(c)(d)	4,204,956	4,204,956
Time Deposit - 1.04%
Bank of America 0.03%, 03/30/2012(d)	$2,063,226	2,063,226
Total Short-Term Investments
(Cost $6,268,182)		6,268,182
Total Investments
(Cost $170,093,074) - 97.88%		194,900,322
Other Assets in Excess of Liabilities, Net - 2.12%		4,212,063
Total Net Assets - 100.00%		$199,112,385

	Number of Contracts	Fair Value
Call Options Written - 0.00%

Nike, Inc. Expiration: July, 2012 Exercise Price: $120.00	56	$6,272
Total Options Written (Premiums Received $11,172)		$6,272

ADR	-	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Notes to Schedules of Investments

The Funds under U.S Generally Accepted Accounting Principles adopted the Financial Accounting Standards Board Fair Value Measurements disclosure requirements, effective July 1, 2008.  In accordance with the requirements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  The disclosure requirement also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable  inputs (including the Fund’s own assumptions in determining the fair value of investments)

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

Category Akros Absolute Return	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Corporate Bonds-
Energy	$0	$73,000	$0	$73,000
Financial	0	851,321	0	851,321
Common Stocks-
Basic Materials	116,800	0	0	116,800
Communications	156,040	0	0	156,040
Consumer, Cyclical	0	0	8	8
Consumer, Non-cyclical	131,070	0	0	131,070
Diversified	417,780	0	0	417,780
Energy	195,860	0	0	195,860
Financial	567,418	0	0	567,418
Healthcare	267,412	0	0	267,412
Industrial	98,745	0	0	98,745
Technology	185,193	0	8,113	193,306
Utilities	117,630	0	0	117,630
Exchange-Traded Fund-
Funds	66,460	0	0	66,460
Warrants-	18,580	0	0	0
Technology
Private Placements-
Technology	0	0	18,770	18,770
Preferred Stock-
Healthcare	0	0	105,000	105,000
Option-
Consumer, Non-cyclical	1,400	0	0	1,400
Short-Term Investment-
Short-Term Investments	1,356,814	0	0	1,356,814
Total	$3,697,202	$924,321	$131,891	$4,753,414
Call Options - Written	$(6,981)	$0	$0	$(6,981)
Securities Sold Short	$(1,479,663)	$0	$0	$(1,479,663)
Total	$2,210,558	$924,321	$131,891	$3,266,770

Category Capital Opportunities	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Domestic Common Stocks-
United States
Basic Materials	$137,242	$0	$0	$137,242
Communications	394,179	0	0	394,179
Consumer, Cyclical	643,388	0	0	643,388
Consumer, Non-cyclical	255,350	0	0	255,350
Energy	548,902	0	0	548,902
Financial	821,842	0	0	821,842
Healthcare	466,517	0	0	466,517
Industrial	681,139	0	0	681,139
Technology	391,632	0	0	391,632
Utilities	91,625	0	0	91,625
Foreign Common Stocks-
Belgium
Consumer, Non-cyclical	18,180	0	0	18,180
Brazil
Energy	17,928	0	0	17,928
Canada
Basic Materials	45,654	0	0	45,654
France
Communications	3,916	0	0	3,916
Germany
Consumer, Cyclical	15,127	0	0	15,127
Industrial	25,210	0	0	25,210
Technology	43,638	0	0	43,638
Ireland
Financial	6,507	0	0	6,507
Japan
Communications	6,786	0	0	6,786
Consumer, Cyclical	48,762	0	0	48,762
Industrial	54,022	0	0	54,022
Luxembourg
Basic Materials	12,881	0	0	12,881
Industrial	18,159	0	0	18,159
Netherlands
Basic Materials	15,205	0	0	15,205
Consumer, Non-cyclical	38,284	0	0	38,284
Financial	5,824	0	0	5,824
Industrial	25,914	0	0	25,914
Switzerland
Financial	19,244	0	0	19,244
Technology	21,908	0	0	21,908
United Kingdom
Communications	38,778	0	0	38,778
Consumer, Cyclical	13,932	0	0	13,932
Consumer, Non-cyclical	33,775	0	0	33,775
Energy	14,625	0	0	14,625
Healthcare	29,191	0	0	29,191
Real Estate Investment Trust-
United States
Financial	28,409	0	0	28,409
Short-Term Investments-

	109,011	0		109,011
Total	$5,142,686	$0	$0	$5,142,686

Category Event Arbitrage	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Backed Securities-
United States
Asset Backed Securities	$0	$5,200,003	$0	$5,200,003
Mortgage Securities	0	128,282	0	128,282
Domestic Common Stocks-
United States
Basic Materials	23,450	0	0	23,450
Communications	6,199,937	7,185	0	6,207,122
Consumer, Cyclical	5,774,938	0	409	5,775,347
Consumer, Non-cyclical	1,844,516	0	0	1,844,516
Diversified	0	0	0	0
Energy	669,073	0	0	669,073
Financial	4,382,950	0	0	4,382,950
Healthcare	1,954,191	669,296	0	2,623,487
Industrial	1,143,113	9,920	0	1,153,033
Technology	4,837,608	0	976,000	5,813,608
Foreign Common Stocks-
Australia
Industrial	560,940	0	0	560,940
Canada
Basic Materials	734,042	0	0	734,042
Germany
Diversified	8,249	0	0	8,249
Israel
Communications	733,046	0	0	733,046
Luxembourg
Industrial	356,285	0	0	356,285
Netherlands
Industrial	593,255	0	0	593,255
Spain
Communications	297,984	0	0	297,984
United Kingdom
Basic Materials	569,641	0	0	569,641
Financial	632,123	0	0	632,123
Preferred Stocks-
United States
Energy	25	0	0	25
Financial	1,582,878	0	0	1,582,878
Real Estate Investment Trust-
United States
Financial	848,000	0	0	848,000
Corporate Bonds-
Canada
Basic Materials	0	11,250	0	11,250
United States
Basic Materials	0	18,000	0	18,000
Financial	0	710,125	0	710,125
Industrial	0	101,750	0	101,750
Rights-
France
Healthcare	50,625	0	0	50,625
United States
Energy	0	0	0	0
Healthcare	0	0	3,900	3,900
Utilities	0	0	0	0
Warrant-
Canada
Basic Materials	0	0	0	0
Written Options-
United States
	292,560	0	0	292,560
Communications	750	0	0	750
Short-Term Investment-

Short-Term Investments	5,928,370	0	0	5,928,370
Total	$40,018,549	$6,855,811	$980,309	$47,854,669
Call Options - Written	$(1,251,540)	$0	$0	$(1,251,540)
Securities Sold Short	$(2,793,780)	$0	$0	$(2,739,421)
Total	$35,973,229	$6,855,811	$980,309	$43,863,708

Category Global Tactical Allocation	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Foreign Common Stocks-
Belgium
Consumer, Non-cyclical	$388,325	$0	$0	$388,325
Bermuda
Financial	197,372	0	0	197,372
Canada
Basic Materials	132,958	0	0	132,958
Energy	372,522	0	0	372,522
Denmark
Healthcare	221,936	0	0	221,936
France
Healthcare	232,500	0	0	232,500
Germany
Consumer, Cyclical	226,606	0	0	226,606
Ireland
Industrial	171,189	0	0	171,189
Technology	228,975	0	0	228,975
Israel
Technology	240,038	0	0	240,038
Singapore
Technology	175,365	0	0	175,365
Switzerland
Financial	515,832	0	0	515,832
Healthcare	228,997	0	0	228,997
United Kingdom
Consumer, Cyclical	185,760	0	0	185,760
Consumer, Non-cyclical	180,455	0	0	180,455
Energy	230,246	0	0	230,246
Domestic Common Stocks-
United States
Basic Materials	499,776	0	0	499,776
Communications	770,344	0	0	770,344
Consumer, Cyclical	929,993	0	0	929,993
Consumer, Non-cyclical	466,060	0	0	466,060
Energy	407,843	0	0	407,843
Financial	800,069	0	0	800,069
Healthcare	728,210	0	0	728,210
Industrial	815,912	0	0	815,912
Technology	1,357,348	0	0	1,357,348
Total	$10,704,631	$0	$0	$10,704,631
Securities Sold Short	$(681,047)	$0	$0	$(681,047)
Total	$10,023,584	$0	$0	$10,023,584

Category Mid-Cap Value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Common Stocks-
Basic Materials	$628,479	$0	$0	$628,479
Consumer, Cyclical	961,006	0	0	961,006
Consumer, Non-cyclical	332,231	0	0	332,231
Energy	736,121	0	0	736,121
Financial	2,091,194	0	0	2,091,194
Healthcare	918,309	0	0	918,309
Industrial	1,174,650	0	0	1,174,650
Technology	653,306	0	0	653,306
Utilities	1,057,920	0	0	1,057,920
Real Estate Investment Trusts-
Real Estate Investment Trusts	392,967	0	0	392,967
Short-Term Investment-
	154,775	0	0	154,775
Total	$9,100,958	$0	$0	$9,100,958

Category	Small-Cap Growth Tactical Allocation	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/12
Domestic Common Stocks-
United States
Basic Materials		$430,690	$0	$0	$430,690
Communications		399,915	0	0	399,915
Consumer, Cyclical		791,622	0	0	791,622
Consumer, Non-cyclical		338,591	0	0	338,591
Diversified		181,478	0	0	181,478
Energy		587,856	0	0	587,856
Financial		877,351	0	0	877,351
Healthcare		1,135,664	0	0	1,135,664
Industrial		1,050,342	0	0	1,050,342
Technology		1,181,528	0	0	1,181,528
Exchange-Traded Funds-
United States
Exchange-Traded Funds		820,560	0	0	820,560
Foreign Common Stocks-
Canada
Basic Materials		404,080	0	0	404,080
China
Communications		190,400	0	0	190,400
Technology		78,104	0	0	78,104
Ireland
Technology		252,030	0	0	252,030
Taiwan
Technology		94,760	0	0	94,760
Short-Term Investments-

		1,060,599	0	0	1,060,599
United States
		420,386	0	0	420,386
Total		$10,295,956	$0	$0	$10,295,956

Category Small-Cap Value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Common Stocks-
Basic Materials	$2,706,116	$0	$0	$2,706,116
Communications	2,793,228	0	0	2,793,228
Consumer, Cyclical	7,028,840	0	0	7,028,840
Consumer, Non-cyclical	3,341,018	0	0	3,341,018
Energy	2,917,443	0	0	2,917,443
Financial	6,409,209	0	0	6,409,209
Healthcare	5,156,229	0	0	5,156,229
Industrial	3,877,349	0	0	3,877,349
Technology	3,906,137	0	0	3,906,137
Utilities	1,447,891	0	0	1,447,891
Real Estate Investment Trusts-
Financial	1,820,836	0	0	1,820,836
Short-Term Investments-
	3,051,535	0	0	3,051,535
Total	$44,455,831	$0	$0	$44,455,831

Category Strategic Growth	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Foreign Common Stocks-
Belgium
Consumer, Non-cyclical	$6,424,085	$0	$0	$6,424,085
Bermuda
Financial	3,090,920	0	0	3,090,920
Canada
Energy	4,038,937	0	0	4,038,937
Germany
Consumer, Cyclical	3,445,583	0	0	3,445,583
Ireland
Industrial	3,030,955	0	0	3,030,955
Technology	3,992,550	0	0	3,992,550
Israel
Technology	3,572,486	0	0	3,572,486
Switzerland
Financial	6,025,824	0	0	6,025,824
United Kingdom
Consumer, Non-cyclical	1,525,665	0	0	1,525,665
Energy	4,009,977	0	0	4,009,977
Domestic Common Stocks-
United States
Basic Materials	11,051,681	0	0	11,051,681
Communications	14,373,990	0	0	14,373,990
Consumer, Cyclical	25,227,978	0	0	25,227,978
Consumer, Non-cyclical	15,724,942	0	0	15,724,942
Energy	7,113,179	0	0	7,113,179
Financial	18,341,884	0	0	18,341,884
Healthcare	13,577,540	0	0	13,577,540
Industrial	17,496,785	0	0	17,496,785
Technology	26,567,179	0	0	26,567,179
Short-Term Investments-	6,268,182	0	0	6,268,182

Total	$194,900,322	$0	$0	$194,900,322
Call Options - Written	$(6,272)	$0	$0	$(6,272)
Total	$194,894,050	$0	$0	$194,894,050

Level 3 Reconciliation
The following is a reconciliation of Akros Absolute Return’s and Event Arbitrage’s Level 3 investments for which significant unobservable inputs were used in determining value:
Akros Absolute Return

Category	Akros Absolute Return	Balance as of 6/30/2011	Purchases	Sales	Realized gain (loss)	Net unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of 3/31/2012
Common Stock
Consumer, Cyclical		$170	$ –	$ –	$ –	$ (162)	$ –	$ –	$ –	$ 8
Financial		13,219	–	–	–	945	–	–	(14,164)	-
Technology		-	–	–	–	8,113	–	–	-	8,113
Preferred Stock
Healthcare		105,000	–	–	–	–	–	–	–	105,000
Private Placement		58,315	0	(54,672)	291	14,836	–	–	–	18,770
Warrant		26	–	–	–	(26)	–	–	–	–
Total		$ 176,730	$ 0	(54,672)	$ 291	$ 23,706	$ –	$ –	$ (14,164)	$ 131,891

Category	Event Arbitrage	Balance as of 6/30/2011	Purchases	Sales	Realized gain (loss)	Net unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of 3/31/2012
Domestic Common Stock
United States
Consumer, Cyclical		$ 410	$ –	$ –	$ –	$ (1)	$ –	$ –	$ –	$ 409
Energy		25,338	–	(50,590)	50,590	(25,338)	–	–	–	–
Financial		5,780	–	–	–	(5,780)	–	–	–	–
Healthcare		802,162	–	(179,536)	26,541	19,961	–	–	(669,128)	–
Industrial		21,676	–	–	–	(11,756)	–	–	(9,920)	–
Technology		978,503	–	–	–	812	–	–	(979,315)	–
Foreign Common Stock
Germany
Industrial		571,512	–	(571,238)	(21,913)	21,639	–	–	–	–
Rights
United States
Healthcare		3,900	–	–	–	–	–	–	–	3,900
Total		$ 2,409,280	$ –	$ (801,364)	$ 55,218	$ (463)	$ –	$ –	$ (1,658,363)	$ 4,309

Item 2. Controls and Procedures

1.
The registrant’s principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.133 CERT

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quaker investment trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr., Chief Executive Officer

Date:	May 25, 2012

By:	/s/ Laurie Keyes
Laurie Keyes, Treasurer

Date:	May 25, 2012